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                                                           151 Farmington Avenue
                                                           Hartford, CT 06156

                                                           ANNGHARAAD S. REID
                                                           Paralegal
                                                           AFS Law TS31
March 1, 2001                                              (860) 273-4474
                                                           Fax: (860) 273-3004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

Re: AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT B POST-EFFECTIVE AMENDMENT NO. 20 TO REGISTRATION STATEMENT ON FORM N-4 PROSPECTUS TITLE: AETNA VARIABLE ANNUITY
     FILE NUMBERS:  333-56297 AND 811-2512
     RULE 497(j) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the GET M Prospectus Supplement contained in Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 ("Amendment No. 20") for Variable Annuity Account B of Aetna Life Insurance and Annuity Company (the "Registrant") does not differ from that contained in Amendment No. 20 of the Registrant's Registration Statement on Form N-4 which was declared effective on December 14, 2000. The text of Amendment No. 20 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-4474.

Sincerely,

/s/ Anngharaad S. Reid

Anngharaad S. Reid